INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 11 - INCOME TAXES

Allocation of federal and state income taxes between current and deferred portions is as follows:

	2012	2011
Current
Federal	$2,827,187	$1,663,022
State	678,278	557,499
	3,505,465	2,220,521

Deferred
Federal	(631,256)	(611,296)
State	(97,984)	(75,650)
	(729,240)	(686,946)
Total income tax expense	$2,776,225	$1,533,575

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows:

	2012		2011
	Amount	Percent of Pre-Tax Income	Amount	Percent of Pre-Tax Income
Expected income tax expense at federal tax rate	$2,640,487	34.00%	$1,596,313	34.00%
State taxes net of federal benefit	177,559	2.29%	127,658	2.72%
Nondeductible expenses	28,890	0.37%	21,246	0.45%
Nontaxable income	(320,054)	(4.12%)	(347,329)	(7.40%)
Other	249,343	3.21%	135,687	2.89%

Total income tax expense	$2,776,225	35.75%	$1,533,575	32.66%

The net deferred tax assets in the accompanying balance sheets include the following components:

	2012	2011
Deferred tax assets
Deferred fees	$-	$1,410
Allowance for loan losses	3,253,425	3,019,914
Deferred compensation	1,860,068	1,739,075
OREO valuation allowance and expenses	1,510,974	1,245,000
Other	438,077	163,612
	7,062,544	6,169,011
Deferred tax liabilities
Unrealized gain on investment securities	71,701	149,188
FHLB stock dividends	156,182	156,182
Depreciation	29,386	31,169
	257,269	336,539

Net deferred tax assets	$6,805,275	$5,832,472

Retained earnings at December 31, 2012 included approximately $1.2 million of bad debt deductions allowed for federal income tax purposes (the “base year tax reserve”) for which no deferred income tax has been recognized. If, in the future, this portion of retained earnings is used for any purpose other than to absorb bad debt losses, it would create income for tax purposes only and income taxes would be imposed at the then prevailing rates. The unrecorded income tax liability on the above amount was approximately $463,000 at December 31, 2012.

The Company does not have uncertain tax positions that are deemed material and did not recognize any adjustments for unrecognized tax benefits. The Company’s policy is to recognize interest and penalties on income taxes as a component of tax expense. The Company is no longer subject to U.S. Federal tax examinations by tax authorities for years before 2009.